Other Gains and (Losses)	12 Months Ended
Dec. 31, 2019
Other Gains and (Losses) [Abstract]
OTHER GAINS AND (LOSSES)
11.	OTHER GAINS AND (LOSSES)

	Year ended December 31,
	2019	2018	2017
Gain on disposals of property, plant and equipment	2,124	1,380	171
Foreign exchange gain	13	(49)	(48)
Provision / reversal of inventory obsolescence	-	(196,124)	(101,256)
Bad debt provision of trade receivables	(1,028,972)	-	-
Impairment of property	-	(13,311,557)	-
Others	(37,753)	(15,950)	(21,110)
	(1,064,588)	(13,522,300)	(122,243)